Shareholder Fees (Vanguard Short-Term Inflation-Protected Securities Index Fund ETF)	Vanguard Short-Term Inflation-Protected Securities Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares 10/1/2013 - 9/30/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0